SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2014
SHARE-BASED PAYMENT [Abstract]
Summary of Share Option Activity and Related Information

Share options granted to employees and directors

	Number of option	Weighted average exercise price	Weighted average grant date fair value per share	Weighted average remaining contractual year	Aggregated intrinsic value
		US$	US$	(Years)	US$'000

Outstanding, January 1, 2014	18,719,980	0.28	0.43	7.63
Granted	34,561,800	3.23	1.35
Exercised	(10,142,660)	0.30	0.34
Outstanding, December 31, 2014	43,139,120	2.64	1.19	4.40	12,672
Vested and expected to vest at December 31, 2014	42,756,440	2.66	1.20	4.38	12,085
Exercisable at December 31, 2014	7,238,210	0.54	0.62	6.58	9,681

Share options granted to consultants

	Number of option	Weighted average exercise price	Weighted average grant date fair value per share	Weighted average remaining contractual year	Aggregated intrinsic value
		US$	US$	(Years)	US$'000

Outstanding, January 1, 2014	12,600,000	0.40	0.31	7.27
Exercised	(12,600,000)	0.40	0.31	-	-
Outstanding, December 31, 2014	-	-	-	-	-
Exercisable at December 31, 2014	-	-	-	-	-

Schedule of Assumptions Used to Estimate Fair Value of Share Options Granted
	For the years ended December 31
	2012	2013	2014

Expected volatility	50.11%	49.86%	50.39%~54.38%
Risk-free interest rate	1.34%	2.60%	0.65%~1.64%
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	0.00%	0.00%	0.00%~5.00%
Suboptimal early exercise factor	2.0	2.2	2.2~2.8

Schedule of Share-Based Compensation Expenses Relating to Options Granted

	For the year ended December 31, 2012
	Employees	Directors	Consultants	Total	Total
	RMB	RMB	RMB	RMB	US$

Cost of services	222	-	-	222	36
Sales and marketing	780	-	-	780	126
General and administrative	10,892	-	-	10,892	1,755
Service development expenses	1,810	-	-	1,810	292

	13,704	-	-	13,704	2,209

	For the year ended December 31, 2013
	Employees	Directors	Consultants	Total	Total
	RMB	RMB	RMB	RMB	US$

Cost of services	113	-	-	113	18
Sales and marketing	390	-	-	390	63
General and administrative	6,178	-	-	6,178	996
Service development expenses	880	-	-	880	142

	7,561	-	-	7,561	1,219

	For the year ended December 31, 2014
	Employees	Directors	Consultants	Total	Total
	RMB	RMB	RMB	RMB	US$

Cost of services	1,478	-	-	1,478	238
Sales and marketing	6,619	-	-	6,619	1,067
General and administrative	62,984	7,786	-	70,770	11,406
Service development expenses	11,055	-	-	11,055	1,782

	82,136	7,786	-	89,922	14,493